UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392
(Address of principal executive offices)	(Zip code)

Principal Management Corporation,711 High Street, Des Moines, IA 50392
(Name and address of agent for service)

Registrant’s telephone number, including area code:      515-247-6783

Date of fiscal year end:       June 30, 2016

Date of reporting period:     June 30, 2016

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Exchange-Traded Funds

Annual Report

June 30, 2016

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

Economic & Financial Market Review

During the 2nd quarter of 2016, dramatic market volatility was felt following the U.K. referendum vote to leave (or “Brexit”) the European Union on June 23. After the initial shock and collapse of stock prices in the days following the vote, U.S. stock prices moved back near recent highs, U.K. stocks hit the best levels in 10 months, and even Eurozone-area stocks were above their initial lows by the end of the second quarter. 1 One notable exception to this has been U.K. and European banks, which continue to be under extreme pressure through the end of the quarter. 2

Overall, the global economy has strengthened a bit from the recent manufacturing downturn, worries associated with last year’s plunge in oil prices and the surge in the U.S. dollar. Higher commodity prices, a Federal Reserve (Fed) less anxious to raise rates, stable to firmer currencies, and a rising U.S. trade deficit seem to be helping other emerging economies weather the aftermath of the slowdown in China.

Although the pound plunged more than 11 percent following Brexit, 3 the U.K. manufacturing industry was mildly rebounding ahead of the vote; the indicator for new orders was the best in the past three months. 4 House prices rose in June and were up 5.1 percent from the prior year. 5 The Bank of England noted that monetary policy would likely be eased by summer. 6

The Eurozone manufacturing survey for June, at 52.8, was the best in six months. Surveys for Germany, Spain, and Italy also rebounded. France was the only laggard. Inflation in the Eurozone also turned positive for the first time in many months and is up 0.1 percent over the prior year, suggesting that deflation pressures are easing. 4

Fiscal stimulus seems to be helping China’s economy stabilize. The official survey of manufacturing businesses was steady at 50.0, while the Markit Economics survey dropped half a point to 48.6. The potential for defaults—with 11 so far in 2016, more than in all of 2015—caused bond sales to struggle. 7

U.S. data has been generally positive. First-quarter gross domestic product (GDP, total U.S. output) was revised up to 1.1 percent annualized, more than double the original estimate. 8

[1]	Factset.
[2]	Bloomberg.
[3]	The Wall Street Journal, 6/29/16.
[4]	Markit Economics.
[5]	U.K. Land Registry.
[6]	CNBC, 6/30/16.
[7]	Moody’s.
[8]	BEA.

Important Fund Information

The following information applies to all funds shown in the annual report:

The line graph illustrates the growth of a hypothetical $10,000 investment.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. You may get updated performance information by calling 1-800-787-1621 or online at www.PrincipalETFs.com.

*	Performance is based on net asset value (NAV) and assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Since inception returns less than one year are not annualized.
**	Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index. The benchmark performance for the Principal EDGE Active Income ETF is calculated from 06/30/2015 to 06/30/2016

Principal EDGE Active Income ETF

Investment Advisor: Principal Management Corporation

Sub-Advisors: Edge Asset Management, Inc. and Principal Global Investors, LLC

Value of a $10,000 Investment* July 8, 2015 - June 30, 2016

Average Annual Total Returns* as of June 30, 2016

	Since Inception	Inception Date
Principal EDGE Active Income ETF	2.13%	07/08/2015

What contributed to or detracted from Fund performance during the fiscal year?

Strategic allocation to real estate investment trusts (REITs) was the largest contributor to performance for the period. REITs posted double-digit gains for the period, soaring in the yield starved environment. Strategic allocation and security selection in North American High Dividend Equities aided performance for the period as the asset class posted high single-digit returns in the fund. Security selection in High Yield Corporate Bonds, most notably in the Energy and Communication sectors, positively contributed to performance for the period.

Exposure to master limited partnership (MLPs) was the largest detractor for the period as the asset class underperformed. The impacts from low oil prices and investor trepidation for the space hindered the asset class during the period. Strategic and tactical underweight to High Yield Corporate Bonds hindered performance for the period as the asset class posted positive returns. Strategic allocation and security selection in commercial mortgage-backed securities (CMBS) hindered results in the volatile environment with periods of spread widening.

Statements of Assets and Liabilities

Principal Exchange-Traded Funds

June 30, 2016

	Principal EDGE Active Income ETF	Principal Price Setters Index ETF	Principal Shareholder Yield Index ETF
Investments in securities — at cost	$258,253,887	$6,300,223	$6,247,656

Assets
Investments in securities — at value	$260,064,238	$6,492,743	$6,115,810
Cash	3,652,890	21,219	40,357
Receivables:
Dividends and interest	2,887,013	7,249	8,997
Fund shares sold	28,911,304	—	—
Investment securities sold	6,080	—	—
Expense reimbursement from Manager	36,893	—	—
Prepaid expenses	57,895	—	—

Total Assets	295,616,313	6,521,211	6,165,164

Liabilities
Accrued management and investment advisory fees	72,895	2,109	2,041
Accrued listing fees	7,500	N/A	N/A
Accrued transfer agent fees	4,630	N/A	N/A
Accrued custodian fees	1,730	N/A	N/A
Accrued professional fees	27,535	N/A	N/A
Accrued other expenses	31,651	N/A	N/A
Payables:
Investment securities purchased	30,457,761	—	—

Total Liabilities	30,603,702	2,109	2,041

Net Assets Applicable to Outstanding Shares	$265,012,611	$6,519,102	$6,163,123

Net Assets Consist of:
Capital shares and additional paid-in-capital	$263,593,314	$6,304,595	$6,250,025
Accumulated undistributed (overdistributed) net investment income (loss)	660,965	21,987	46,221
Accumulated undistributed (overdistributed) net realized gain (loss)	(1,052,043)	—	(1,277)
Net unrealized appreciation (depreciation) of investments	1,810,351	192,520	(131,846)
Net unrealized appreciation (depreciation) of translation of asset and liabilities in foreign currency	24	—	—

Total Net Assets	$265,012,611	$6,519,102	$6,163,123

Net Asset Value Per Share:
Net Assets	$265,012,611	$6,519,102	$6,163,123
Shares Issued and Outstanding	6,775,000	250,001	250,001
Net Asset Value per share	$39.12	$26.08	$24.65

See accompanying notes.	4

Statements of Operations

Principal Exchange-Traded Funds

Year ended June 30, 2016

	Principal EDGE Active Income ETF (a)	Principal Price Setters Index ETF (b)	Principal Shareholder Yield Index ETF (b)
Net Investment Income (Loss)
Income:
Dividend income	$866,388	$28,673	$53,006
Withholding tax	(6,946)	—	—
Interest	1,587,019	—	—

Total Income	2,446,461	28,673	53,006
Expenses:
Management and investment advisory fees	268,442	6,686	6,785
Listing fees	7,500	N/A	N/A
Registration fees	28,185	N/A	N/A
Transfer agent fees	15,600	N/A	N/A
Custodian fees	4,788	N/A	N/A
Audit fees	36,325	N/A	N/A
Trustee fees	2,700	N/A	N/A
Professional fees	10,865	N/A	N/A
Insurance	100,619	N/A	N/A
Shareholder reports	3,008	N/A	N/A
Other expenses	60	N/A	N/A

Total Gross Expenses	478,092	6,686	6,785
Less: Reimbursement from Manager	(173,855)	—	—

Total Expenses	304,237	6,686	6,785

Net Investment Income (Loss)	2,142,224	21,987	46,221

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(1,253,156)	197	(1,277)
In-kind redemptions	—	12,668	—
Foreign currency transactions	778	—	—
Change in unrealized appreciation/depreciation of:
Investments	1,810,351	192,520	(131,846)
Foreign currency transactions	24	—	—

Net Realized and Unrealized Gain (Loss) on Investments	557,997	205,385	(133,123)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,700,221	$227,372	$(86,902)

(a)	Period from July 8, 2015, effective date of the fund, through June 30, 2016.
(b)	Period from March 21, 2016, date operations commenced, through June 30, 2016.

See accompanying notes.	5

Statement of Changes in Net Assets

Principal Exchange-Traded Funds

	Principal EDGE Active Income ETF
	Year ended June 30, 2016 (a)	Year ended June 30, 2015 (b)
Operations
Net investment income (loss)	$2,142,224	$—
Net realized gain (loss) on investments	(1,252,378)	—
Change in unrealized appreciation/depreciation of investments and foreign currency	1,810,375	—

Net Increase (Decrease) in Net Assets Resulting from Operations	2,700,221	—

Dividends and Distributions to Shareholders
From net investment income	(1,281,940)	—

Total Dividends and Distributions	(1,281,940)	—

Capital Share Transactions
Net increase (decrease) in capital share transactions	263,494,330	100,000

Total Increase (Decrease) in Net Assets	264,912,611	100,000

Net Assets
Beginning of period	100,000	—

End of period (including undistributed net investment income as set forth below)	$265,012,611	$100,000

Undistributed (overdistributed) net investment income (loss)	$660,965	$—

Capital Share Transactions
Dollars:
Sold	$265,240,726	$100,000
Redeemed	(1,746,396)	—

Net Increase (Decrease)	$263,494,330	$100,000

Shares:
Sold	6,822,500	2,500
Redeemed	(50,000)	—

Net Increase (Decrease)	6,772,500	2,500

(a)	Period from July 8, 2015, effective date of the fund, through June 30, 2016.
(b)	On May 21, 2015, Principal Financial Services, Inc. purchased 2,500 shares for a total of $100,000 to act as initial seed capital for the Fund.

See accompanying notes.	6

Statement of Changes in Net Assets

Principal Exchange-Traded Funds

Principal Price Setters Index ETF (a)
Period ended June 30, 2016
Operations
Net investment income (loss)	$21,987
Net realized gain (loss) on investments	12,865
Change in unrealized appreciation/depreciation of investments and foreign currency	192,520

Net Increase (Decrease) in Net Assets Resulting from Operations	227,372

Capital Share Transactions
Net increase (decrease) in capital share transactions	6,291,730

Total Increase (Decrease) in Net Assets	6,519,102

Net Assets
Beginning of period	—

End of period (including undistributed net investment income as set forth below)	$6,519,102

Undistributed (overdistributed) net investment income (loss)	$21,987

Capital Share Transactions
Dollars:
Sold	$7,551,384
Redeemed	(1,259,654)

Net Increase (Decrease)	$6,291,730

Shares:
Sold	300,001
Redeemed	(50,000)

Net Increase (Decrease)	250,001

(a)	Period from March 21, 2016, date operations commenced, through June 30, 2016.

See accompanying notes.	7

Statement of Changes in Net Assets

Principal Exchange-Traded Funds

Principal Shareholder Yield Index ETF (a)
Period ended June 30, 2016
Operations
Net investment income (loss)	$46,221
Net realized gain (loss) on investments	(1,277)
Change in unrealized appreciation/depreciation of investments and foreign currency	(131,846)

Net Increase (Decrease) in Net Assets Resulting from Operations	(86,902)

Capital Share Transactions
Net increase (decrease) in capital share transactions	6,250,025

Total Increase (Decrease) in Net Assets	6,163,123

Net Assets
Beginning of period	—

End of period (including undistributed net investment income as set forth below)	$6,163,123

Undistributed (overdistributed) net investment income (loss)	$46,221

Capital Share Transactions
Dollars:
Sold	$6,250,025

Net Increase (Decrease)	$6,250,025

Shares:
Sold	250,001

Net Increase (Decrease)	250,001

(a)	Period from March 21, 2016, date operations commenced, through June 30, 2016.

See accompanying notes.	8

Notes to Financial Statements

Principal Exchange-Traded Funds

June 30, 2016

1. Organization

The Principal Exchange-Traded Funds (the “Trust”) is a statutory trust organized under the laws of the State of Delaware in 2013 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three series, the Principal EDGE Active Income ETF, Principal Price Setters Index ETF, and Principal Shareholder Yield Index ETF (the “Funds”). The Funds are “diversified,” and as such, the Funds’ investments are required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as “Shares.”

The Trust issues and redeems Shares at net asset value (“NAV”) only with Authorized Participants (“APs”) and only in aggregations of 50,000 Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), which is subject to change. Each Fund issues and redeems Creation Units in exchange for portfolio securities and/or cash, plus a fixed and/or variable transaction fee.

Shares of the Principal EDGE Active Income ETF Fund are listed on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Shares of the Principal Price Setters Index ETF and Principal Shareholder Yield Index ETF Funds are listed on The National Association of Securities Dealers Automated Quotation System (“NASDAQ” or the “Exchange”). Shares trade on the Exchange at market prices that may be below, at, or above NAV.

Principal EDGE Active Income ETF initial investment was made on May 21, 2015, and commenced operations on July 8, 2015. Principal Price Setters Index ETF and Principal Shareholder Yield Index ETF initial investments and commencement of operations was on March 21, 2016.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Advisor”) under procedures established and periodically reviewed by the Trust’s Board of Trustees.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Significant events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Advisor under procedures established and periodically reviewed by the Trust’s Board of Trustees. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor or any sub-advisor is authorized to make such determinations subject to such oversight by the Trust’s Board of Trustees as may occasionally be necessary.

Notes to Financial Statements

Principal Exchange-Traded Funds

June 30, 2016

2. Significant Accounting Policies (continued)

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities.

Capital Share Transactions. Capital shares are issued and redeemed by the Funds only in Creation Units (aggregations of 50,000 shares) or multiples thereof. Except when aggregated in Creation Units, shares of the Funds are not redeemable. Transactions in capital shares for the Funds are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a Fund generally consists of a basket of cash and/or securities that the Fund specifies each business day. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, Authorized Participants are subject to standard creation and redemption transaction fees.

Expenses. Expenses directly attributed to Principal EDGE Active Income ETF are charged to Principal EDGE Active Income ETF. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Advisor.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Funds intend to qualify as a “regulated investment company” under the Internal Revenue Code and they intend to distribute each year substantially all of their net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of their position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended June 30, 2016, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal year 2015. No examinations are in progress at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statement of operations.

3. Operating Policies

Indemnifications. In a normal course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve potential future claims against the Funds that have not yet occurred. Based on management’s experience, the risk of loss would be remote.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Notes to Financial Statements

Principal Exchange-Traded Funds

June 30, 2016

3. Operating Policies (continued)

Underlying Funds. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, PVC SAM Balanced Portfolio, PVC SAM Conservative Balanced Portfolio, PVC SAM Flexible Income Portfolio, PVC SAM Strategic Growth Portfolio (collectively the “SAM Portfolios”) invest in Principal EDGE Active Income ETF (the “underlying fund”).

The underlying fund to the SAM Portfolios may experience relatively large redemptions or purchases as the SAM Portfolios periodically reallocate or rebalance their assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when the SAM Portfolios reallocate or redeem significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Advisor is the advisor to the SAM Portfolios, as well as Principal EDGE Active Income ETF. Edge Asset Management, Inc. (“Edge”) is the Sub-Advisor to the SAM Portfolios. Edge and Principal Global Investors, LLC (“PGI”) are the Sub-Advisors to Principal EDGE Active Income ETF. The Advisor, EDGE, and PGI are committed to minimizing the potential impact of underlying fund risk on the underlying fund to the extent consistent with pursuing the investment objectives of the SAM Portfolios which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of June 30, 2016, the SAM Portfolios owned 94.42%, in the aggregate, of the outstanding shares of Principal EDGE Active Income ETF.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Notes to Financial Statements

Principal Exchange-Traded Funds

June 30, 2016

4. Fair Valuation (continued)

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds and municipal bonds.

Level 3 — Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds uses prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Advisor under procedures established and periodically reviewed by the Fund’s Board of Trustees. The Advisor has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Trustees. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the transfers between levels of the Funds’ assets and liabilities. During the period, there were no transfers between Level 1 and Level 2 or into/out of Level 3. In addition, at the end of the period, the Funds did not have a Level 3 balance.

Notes to Financial Statements

Principal Exchange-Traded Funds

June 30, 2016

4. Fair Valuation (continued)

The following is a summary of the inputs used as of June 30, 2016 in valuing the Funds’ securities carried at value:

Fund*	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Totals (Level 1,2,3)
Principal EDGE Active Income ETF
Common Stocks	$79,525,863	$—	$—	$79,525,863
Preferred Stocks	14,830,202	—	—	14,830,202
Corporate Bonds & Notes	—	153,897,101	—	153,897,101
U.S. Government & Government Agency Obligations	—	11,811,072	—	11,811,072

Total investments in securities	$94,356,065	$165,708,173	$—	$260,064,238

Principal Price Setters Index ETF
Common Stocks	$6,492,743	$—	$—	$6,492,743

Total investments in securities	$6,492,743	$—	$—	$6,492,743

Principal Shareholder Yield Index ETF
Common Stocks	$6,115,810	$—	$—	$6,115,810

Total investments in securities	$6,115,810	$—	$—	$6,115,810

*	For additional detail regarding sector classifications, please see the Schedules of Investments.

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Advisor computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Advisor to the sub-advisor of the Funds. The management fee schedule for the Funds is as follows:

Fund	First $500 Million	Next $500 Million	Next $500 Million	Over $1.5 Billion
Principal EDGE Active Income ETF	0.75%	0.73%	0.71%	0.70%
Principal Price Setters Index ETF	0.40%	0.38%	0.36%	0.35%
Principal Shareholder Yield Index ETF	0.40%	0.38%	0.36%	0.35%

The Advisor has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, and other extraordinary expenses) of the Principal EDGE Active Income ETF to maintain a total level of operating expense (expressed as percent of average net assets on an annualized basis) not to exceed 0.85%. It is expected that the expense limit will continue through the period ending October 31, 2016.

Affiliated Ownership. At June 30, 2016, Principal Financial Services, Inc. (an affiliate of the Advisor) owned shares of the Funds as follows:

Fund	Shares
Principal EDGE Active Income ETF	375,000
Principal Price Setters Index ETF	200,001
Principal Shareholder Yield Index ETF	200,001

6. Investment Transactions

For the year ended June 30, 2016, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and in-kind transactions) by the Funds were as follows:

	Non-U.S. Government		U.S. Government
Fund	Purchases	Sales	Purchases	Sales
Principal EDGE Active Income ETF	$262,970,281	$15,305,953	$11,873,716	$—
Principal Price Setters Index ETF	97,951	—	—	—
Principal Shareholder Yield Index ETF	264,457	117,834	—	—

For the year ended June 30, 2016, in-kind transactions were as follows:

Fund	Purchases	Sales
Principal Price Setters Index ETF	$7,449,315	$1,259,656
Principal Shareholder Yield Index ETF	6,105,023	—

Notes to Financial Statements

Principal Exchange-Traded Funds

June 30, 2016

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid to shareholders during the fiscal year ended June 30, 2016 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain*
Principal EDGE Active Income ETF	$1,281,940	$—

*	The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of June 30, 2016, the components of distributable earnings on a federal income tax basis were:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post October Capital/ Late Year Ordinary Loss	Capital Loss Carryforward
Principal EDGE Active Income ETF	$682,895	$—	$1,768,749	$—	$(1,032,347)
Principal Price Setters Index ETF	21,987	—	192,520	—	—
Principal Shareholder Yield Index ETF	46,634	281	(133,817)	—	—

Capital Loss Carryforwards. As of June 30, 2016, the following Funds had net realized capital loss carryforwards, for U.S. federal income tax purposes, available to be used to offset future realized capital gains:

Fund	Unlimited Losses Short-Term	Unlimited Losses Long-Term	Total	Annual Limitations*
Principal EDGE Active Income ETF	$1,032,347	$—	$1,032,347	$767,198

*	In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended June 30, 2016, the Funds do not plan to defer any late-year losses.

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended June 30, 2016, the Funds recorded reclassifications as follows:

	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain on Investments	Paid in Capital
Principal EDGE Active Income ETF	(199,319)	200,335	(1,016)
Principal Price Setters Index ETF	—	(12,865)	12,865

Federal Income Tax Basis. As of June 30, 2016, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each Fund was as follows:

Fund	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost for Federal Income Tax Purposes
Principal EDGE Active Income ETF	$3,618,951	$(1,850,226)	$1,768,725	$258,295,513
Principal Price Setters Index ETF	318,159	(125,639)	192,520	6,300,223
Principal Shareholder Yield Index ETF	248,736	(382,553)	(133,817)	6,249,627

8. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments

Principal EDGE Active Income ETF

June 30, 2016

COMMON STOCKS — 30.01%	Shares Held	Value
Aerospace & Defense — 0.75%
Lockheed Martin Corp	8,011	$1,988,090

Banks — 2.43%
Bank of Nova Scotia/The	39,903	1,955,646
PacWest Bancorp	57,766	2,297,931
Umpqua Holdings Corp	140,648	2,175,825

		$6,429,402

Chemicals — 0.66%
EI du Pont de Nemours & Co	26,923	1,744,610

Computers — 0.60%
Apple Inc	16,662	1,592,887

Diversified Financial Services — 0.75%
BGC Partners Inc, Class A	228,757	1,992,474

Electric — 2.01%
ALLETE Inc	27,822	1,798,136
WEC Energy Group Inc	26,756	1,747,167
Xcel Energy Inc	39,462	1,767,108

		$5,312,411

Electronics — 0.46%
Garmin Ltd	28,986	1,229,586

Food — 1.20%
B&G Foods Inc	32,388	1,561,101
Kraft Heinz Co/The	18,337	1,622,458

		$3,183,559

Housewares — 0.32%
Tupperware Brands Corp	15,046	846,789

Investment Companies — 0.82%
Ares Capital Corp	152,032	2,158,854

Machinery — Diversified — 0.71%
Deere & Co	23,314	1,889,367

Oil & Gas — 4.37%
Chevron Corp	19,101	2,002,358
Exxon Mobil Corp	25,887	2,426,647
HollyFrontier Corp	100,365	2,385,676
Marathon Petroleum Corp	62,871	2,386,583
Occidental Petroleum Corp	31,460	2,377,118

		$11,578,382

Oil & Gas Services — 0.87%
Targa Resources Corp	54,445	2,294,312

Pharmaceuticals — 2.42%
Abbott Laboratories	41,504	1,631,522
Johnson & Johnson	13,158	1,596,065
Merck & Co Inc	27,727	1,597,353
Pfizer Inc	45,372	1,597,548

		$6,422,488

Pipelines — 1.78%
EnLink Midstream LLC	141,998	2,259,188
Plains GP Holdings LP, Class A	235,695	2,458,299

		$4,717,487

Publicly Traded Investment Fund — 0.08%
iShares US Preferred Stock ETF	1,000	39,890
SPDR Barclays High Yield Bond ETF	4,500	160,650

		$200,540

REITS — 7.80%
American Capital Agency Corp	109,088	2,162,124
Annaly Capital Management Inc	210,080	2,325,586
Colony Capital Inc, Class A	136,396	2,093,679
CYS Investments Inc	236,373	1,978,442
Digital Realty Trust Inc	17,674	1,926,289
EPR Properties	25,042	2,020,389
Gramercy Property Trust	221,360	2,040,939
Medical Properties Trust Inc	137,564	2,092,348
Omega Healthcare Investors Inc	58,284	1,978,742
Pebblebrook Hotel Trust	78,532	2,061,465

		$20,680,003

COMMON STOCKS (continued)	Shares Held	Value
Semiconductors — 0.64%
Microchip Technology Inc	33,456	$1,698,227

Telecommunications — 0.74%
BCE Inc	41,610	1,968,569

Toys, Games & Hobbies — 0.60%
Hasbro Inc	19,024	1,597,826

TOTAL COMMON STOCKS		$79,525,863
PREFERRED STOCKS — 5.59%	Shares Held	Value
Banks — 0.79%
Goldman Sachs Group Inc/The 6.20%; Series B	40,000	1,056,400
Merrill Lynch Capital Trust II 6.45%	40,000	1,030,000

		$2,086,400

Diversified Financial Services — 0.56%
General Electric Co 4.875%	17,000	455,940
Morgan Stanley Capital Trust III 6.25%	40,000	1,024,800

		$1,480,740

Electric — 1.10%
Alabama Power Co 6.45%	30,000	807,900
BGE Capital Trust II 6.20%	30,000	799,500
Duke Energy Corp 5.13%	15,000	403,350
Entergy Arkansas Inc 5.75%	20,000	511,600
NextEra Energy Capital Holdings Inc 5.13%; Series I	15,000	394,050

		$2,916,400

Insurance — 0.15%
Prudential Financial Inc 5.75%	15,000	402,900

Media — 0.15%
Comcast Corp 5.00%	15,000	411,900

REITS — 2.70%
Boston Properties Inc 5.25%	17,400	450,312
CubeSmart 7.75%; Series A	35,000	905,100
Digital Realty Trust Inc 7.38%; Series H	40,000	1,158,000
Hospitality Properties Trust 7.13%; Series D	40,000	1,030,400
Kimco Realty Corp 6.00%; Series I	30,000	779,400
PS Business Parks Inc 6.00%; Series T	30,000	783,000
Public Storage 6.38%; Series Y	25,000	705,750
Ventas Realty LP / Ventas Capital Corp 5.45%	15,000	415,500
Vornado Realty Trust 6.63%; Series I	35,000	921,900

		$7,149,362

Telecommunications — 0.14%
Qwest Corp 6.13%	15,000	382,500

TOTAL PREFERRED STOCKS		$14,830,202
CORPORATE BONDS & NOTES — 58.07%	Principal Amount	Value
Banks — 3.94%
Bank of America Corp,
8.00%, 01/30/2018 (a)	$4,000,000	$3,975,000
Citigroup Inc
6.68%, 09/13/2043	2,000,000	2,567,672
JPMorgan Chase & Co,
5.15%, 05/01/2023 (a)	4,000,000	3,890,400

		$10,433,072

Beverages — 1.01%
Innovation Ventures LLC / Innovation Ventures Finance Corp
9.50%, 08/15/2019 (b)	2,563,000	2,675,132

Chemicals — 1.16%
Axiall Corp
4.88%, 05/15/2023	3,000,000	3,082,500

Commercial Services — 1.11%
Avis Budget Car Rental LLC / Avis Budget Finance Inc
5.50%, 04/01/2023	3,000,000	2,955,000

See accompanying notes.	15

Schedule of Investments

Principal EDGE Active Income ETF

June 30, 2016

CORPORATE BONDS & NOTES (continued)	Principal Amount	Value
Computers — 1.18%
Diamond 1 Finance Corp / Diamond 2 Finance Corp
6.02%, 06/15/2026 (b)	$3,000,000	$3,127,461

Diversified Financial Services — 0.38%
Jefferies Group LLC
6.25%, 01/15/2036	1,000,000	1,005,553

Electric — 2.60%
GenOn Energy Inc
9.88%, 10/15/2020	2,100,000	1,491,000
NRG Energy Inc
6.25%, 07/15/2022	1,000,000	970,000
6.25%, 05/01/2024	2,000,000	1,903,760
PPL Capital Funding Inc,
6.70%, 03/30/2067 (a)	3,000,000	2,517,000

		$6,881,760

Environmental Control — 1.52%
Advanced Disposal Services Inc
8.25%, 10/01/2020	4,000,000	4,040,000

Food — 3.51%
B&G Foods Inc
4.63%, 06/01/2021	3,000,000	3,000,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp
5.88%, 01/15/2024 (b)	2,000,000	2,092,500
Post Holdings Inc
7.38%, 02/15/2022	4,000,000	4,205,000

		$9,297,500

Healthcare — Services — 4.25%
HCA Inc
5.88%, 05/01/2023	2,000,000	2,130,000
HealthSouth Corp
5.75%, 09/15/2025	3,000,000	2,970,000
Surgery Center Holdings Inc
8.88%, 04/15/2021 (b)	2,000,000	2,055,000
Tenet Healthcare Corp
8.13%, 04/01/2022	4,000,000	4,099,200

		$11,254,200

Home Builders — 1.95%
KB Home
7.50%, 09/15/2022	2,000,000	2,060,000
PulteGroup Inc
6.38%, 05/15/2033	3,000,000	3,112,500

		$5,172,500

Insurance — 1.55%
MetLife Capital Trust X
9.25%, 04/08/2068 (b)	3,000,000	4,116,939

Iron & Steel — 2.14%
Allegheny Technologies Inc
7.88%, 08/15/2023	3,000,000	2,505,000
ArcelorMittal
7.25%, 02/25/2022	3,000,000	3,157,500

		$5,662,500

Leisure Products & Services — 0.79%
Royal Caribbean Cruises Ltd
5.25%, 11/15/2022	2,000,000	2,105,000

Lodging — 1.21%
Boyd Gaming Corp
6.88%, 05/15/2023	3,000,000	3,195,000

Media — 5.47%
CCO Holdings LLC / CCO Holdings Capital Corp
5.75%, 01/15/2024	2,000,000	2,104,800
CSC Holdings LLC
6.75%, 11/15/2021	3,000,000	3,060,000

CORPORATE BONDS & NOTES (continued)	Principal Amount	Value
Media (continued)
DISH DBS Corp
5.88%, 11/15/2024	$3,250,000	$3,022,500
Sirius XM Radio Inc
5.38%, 04/15/2025 (b)	4,000,000	3,982,500
Time Warner Cable Inc
6.55%, 05/01/2037	2,000,000	2,330,428

		$14,500,228

Mining — 2.63%
Freeport-McMoRan Inc
3.88%, 03/15/2023	4,000,000	3,500,000
Teck Resources Ltd
4.50%, 01/15/2021	4,000,000	3,480,000

		$6,980,000

Mortgage Backed Securities — 6.05%
Citigroup Commercial Mortgage Trust 2015-GC29
4.29%, 04/10/2048 (a)	750,000	740,908
COMM 2014-UBS3 Mortgage Trust
4.94%, 06/10/2047 (a)	2,000,000	2,010,763
COMM 2015-CCRE22 Mortgage Trust
4.26%, 03/10/2048 (a)	500,000	497,985
GS Mortgage Securities Trust 2013-GC13
4.20%, 07/10/2046 (a),(b)	500,000	520,096
GS Mortgage Securities Trust 2013-GC14
4.51%, 08/10/2046 (a),(b)	360,000	403,810
GS Mortgage Securities Trust 2013-GCJ12
4.18%, 06/10/2046 (a)	2,000,000	1,942,516
GS Mortgage Securities Trust 2014-GC20
5.03%, 04/10/2047 (a)	2,000,000	2,061,989
GS Mortgage Securities Trust 2015-GC32
4.56%, 07/10/2048 (a)	1,000,000	1,003,286
JP Morgan Chase Commercial Mortgage Securities Corp
4.56%, 12/15/2047 (a),(b)	1,750,000	1,629,901
JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1
4.40%, 01/15/2049 (a),(b)	1,000,000	747,536
JPMBB Commercial Mortgage Securities Trust 2014-C19
4.83%, 04/15/2047 (a)	2,000,000	2,034,699
Wells Fargo Commercial Mortgage Trust 2015-C26
3.59%, 02/15/2048 (b)	1,000,000	693,162
WFRBS Commercial Mortgage Trust 2013-C14
4.13%, 06/15/2046 (a),(b)	500,000	440,357
WFRBS Commercial Mortgage Trust 2014-C22
3.92%, 09/15/2057 (a)	1,000,000	935,781
4.06%, 09/15/2057 (a),(b)	500,000	370,038

		$16,032,827

Office & Business Equipment — 1.17%
CDW LLC / CDW Finance Corp
5.50%, 12/01/2024	3,000,000	3,097,500

Oil & Gas — 1.82%
Nabors Industries Inc
5.00%, 09/15/2020	1,000,000	940,925
Rowan Cos Inc
4.75%, 01/15/2024	1,500,000	1,218,750
4.88%, 06/01/2022	2,000,000	1,750,000
Whiting Petroleum Corp
5.75%, 03/15/2021	1,000,000	902,500

		$4,812,175

Oil & Gas Services — 1.14%
Archrock Partners LP / Archrock Partners Finance Corp
6.00%, 04/01/2021	500,000	447,500
Weatherford International Ltd
4.50%, 04/15/2022	3,000,000	2,572,500

		$3,020,000

See accompanying notes.	16

Schedule of Investments

Principal EDGE Active Income ETF

June 30, 2016

CORPORATE BONDS & NOTES (continued)	Principal Amount	Value
Packaging & Containers — 1.53%
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) S.A.
5.13%, 07/15/2023 (b)	$4,000,000	$4,050,000

Pipelines — 3.03%
Enbridge Energy Partners LP
5.88%, 10/15/2025	3,000,000	3,317,748
EnLink Midstream Partners LP
4.15%, 06/01/2025	3,000,000	2,764,836
Kinder Morgan Inc
4.30%, 06/01/2025	1,000,000	1,023,920
Transcanada Trust
5.63%, 05/20/2075 (a)	1,000,000	922,500

		$8,029,004

Retail — 1.19%
Rite Aid Corp
6.75%, 06/15/2021	3,000,000	3,157,500

Software — 1.53%
First Data Corp
7.00%, 12/01/2023 (b)	4,000,000	4,050,000

Storage/Warehousing — 0.97%
Mobile Mini Inc
5.88%, 07/01/2024 (b)	2,500,000	2,568,750

Telecommunications — 3.24%
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	3,000,000	2,190,000
Sprint Corp
7.88%, 09/15/2023	4,000,000	3,270,000
T-Mobile USA Inc
6.38%, 03/01/2025	3,000,000	3,135,000

		$8,595,000

TOTAL CORPORATE BONDS & NOTES		$153,897,101
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS — 4.46%	Principal Amount	Value
Federal Home Loan Mortgage Corp
1.74%, 09/15/2040 (a),(c)	33,809,692	2,116,872
1.96%, 02/15/2038 (a),(c)	21,261,354	1,462,712
Federal National Mortgage Association
1.71%, 12/25/2034 (a),(c)	24,533,812	1,593,444
1.87%, 12/25/2045 (c)	29,204,347	1,896,542
1.89%, 12/25/2044 (a),(c)	22,126,909	1,522,632
1.92%, 08/25/2044 (a),(c)	31,929,355	2,178,569
Government National Mortgage Association
1.10%, 11/20/2038 (c)	21,697,722	1,040,301

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$11,811,072
Total Investments		$260,064,238
Other Assets and Liabilities — 1.87%		$4,948,373

TOTAL NET ASSETS — 100%		$265,012,611

(a)	Variable Rate. Rate shown is in effect at June 30, 2016.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $33,523,182 or 12.65% of net assets.
(c)	Security is an Interest Only Strip.

Portfolio Summary (unaudited)
Sector	Percent
Financial	21.69%
Consumer, Non-cyclical	13.50%
Energy	13.00%
Mortgage Securities	10.51%
Communications	9.76%
Consumer, Cyclical	7.03%
Basic Materials	6.59%
Utilities	5.70%
Industrial	5.15%
Technology	5.12%
Exchange Traded Funds	0.08%
Other Assets and Liabilities	1.87%
TOTAL NET ASSETS	100.00%

See accompanying notes.	17

Schedule of Investments

Principal Price Setters Index ETF

June 30, 2016

COMMON STOCKS — 99.60%	Shares Held	Value
Advertising — 0.96%
Omnicom Group Inc	765	$62,340

Aerospace & Defense — 3.05%
General Dynamics Corp	434	60,430
Lockheed Martin Corp	82	20,350
Rockwell Collins Inc	679	57,810
Spirit AeroSystems Holdings Inc, Class A (a)	903	38,829
TransDigm Group Inc (a)	82	21,623

		$199,042

Agriculture — 1.99%
Altria Group Inc	964	66,477
Reynolds American Inc	1,178	63,530

		$130,007

Airlines — 0.21%
Alaska Air Group Inc	240	13,990

Apparel — 0.25%
NIKE Inc, Class B	290	16,008

Banks — 1.33%
Northern Trust Corp	699	46,316
Signature Bank (a)	321	40,099

		$86,415

Beverages — 3.93%
Brown-Forman Corp, Class B	602	60,056
Constellation Brands Inc, Class A	419	69,303
Dr Pepper Snapple Group Inc	648	62,616
PepsiCo Inc	608	64,411

		$256,386

Biotechnology — 2.44%
Amgen Inc	418	63,599
Gilead Sciences Inc	679	56,642
Illumina Inc (a)	275	38,604

		$158,845

Chemicals — 4.46%
Air Products & Chemicals Inc	449	63,776
Ecolab Inc	403	47,796
International Flavors & Fragrances Inc	402	50,680
PPG Industries Inc	429	44,680
Praxair Inc	174	19,556
Sherwin-Williams Co/The	219	64,314

		$290,802

Commercial Services — 8.71%
Automatic Data Processing Inc	209	19,201
Cintas Corp	709	69,574
Equifax Inc	566	72,674
FleetCor Technologies Inc (a)	138	19,752
Gartner Inc (a)	505	49,192
Global Payments Inc	292	20,843
Moody’s Corp	668	62,598
Nielsen Holdings PLC	353	18,345
SEI Investments Co	1,087	52,296
Total System Services Inc	1,362	72,336
Vantiv Inc, Class A (a)	1,142	64,637
Verisk Analytics Inc (a)	571	46,297

		$567,745

Computers — 1.57%
Accenture PLC, Class A	413	46,789
Apple Inc	184	17,590
Cognizant Technology Solutions Corp, Class A (a)	312	17,859
IHS Inc, Class A (a)	173	20,001

		$102,239

Distribution/Wholesale — 0.58%
Fastenal Co	393	17,445
Genuine Parts Co	199	20,149

		$37,594

Diversified Financial Services — 5.75%
Affiliated Managers Group Inc (a)	429	60,390
Alliance Data Systems Corp (a)	86	16,849

COMMON STOCKS (continued)	Shares Held	Value
Diversified Financial Services (continued)
American Express Co	321	$19,504
CME Group Inc	194	18,896
Intercontinental Exchange Inc	174	44,537
MasterCard Inc, Class A	480	42,269
S&P Global Inc	464	49,769
T Rowe Price Group Inc	601	43,855
TD Ameritrade Holding Corp	622	17,711
Visa Inc, Class A	821	60,894

		$374,674

Electric — 5.19%
CMS Energy Corp	449	20,591
Consolidated Edison Inc	592	47,620
Dominion Resources Inc	592	46,135
Duke Energy Corp	561	48,128
Eversource Energy	765	45,823
Pinnacle West Capital Corp	260	21,076
SCANA Corp	913	69,078
Southern Co/The	368	19,736
Xcel Energy Inc	449	20,106

		$338,293

Electrical Components & Equipment — 2.04%
Acuity Brands Inc	285	70,669
AMETEK Inc	383	17,706
Emerson Electric Co	851	44,388

		$132,763

Electronics — 3.84%
Amphenol Corp, Class A	1,118	64,095
Honeywell International Inc	408	47,458
Mettler-Toledo International Inc (a)	189	68,970
Waters Corp (a)	495	69,622

		$250,145

Environmental Control — 0.71%
Republic Services Inc	908	46,589

Food — 4.20%
Campbell Soup Co	674	44,841
General Mills Inc	1,010	72,033
Hershey Co/The	194	22,017
Hormel Foods Corp	1,397	51,130
Kroger Co/The	444	16,335
McCormick & Co Inc	444	47,362
Mondelez International Inc, Class A	439	19,979

		$273,697

Gas — 1.49%
Atmos Energy Corp	597	48,548
Sempra Energy	429	48,915

		$97,463

Hand/Machine Tools — 1.01%
Snap-on Inc	286	45,136
Stanley Black & Decker Inc	189	21,021

		$66,157

Healthcare — Products — 2.38%
Henry Schein Inc (a)	250	44,200
Hologic Inc (a)	515	17,819
IDEXX Laboratories Inc (a)	245	22,751
Stryker Corp	418	50,089
Thermo Fisher Scientific Inc	138	20,391

		$155,250

Healthcare — Services — 2.36%
Aetna Inc	383	46,776
MEDNAX Inc (a)	887	64,245
UnitedHealth Group Inc	148	20,898
Universal Health Services Inc, Class B	162	21,724

		$153,643

Home Builders — 0.98%
NVR Inc (a)	36	64,092

See accompanying notes.	18

Schedule of Investments

Principal Price Setters Index ETF

June 30, 2016

COMMON STOCKS (continued)	Shares Held	Value
Household Products — 1.57%
Colgate-Palmolive Co	903	$66,099
Estee Lauder Cos Inc/The, Class A	194	17,658
Procter & Gamble Co/The	219	18,543

		$102,300

Household Products/Wares — 2.32%
Church & Dwight Co Inc	653	67,187
Clorox Co/The	469	64,905
Kimberly-Clark Corp	137	18,835

		$150,927

Insurance — 3.17%
Berkshire Hathaway Inc, Class B (a)	311	45,030
Cincinnati Financial Corp	280	20,969
Markel Corp (a)	20	19,056
Marsh & McLennan Cos Inc	729	49,907
Torchmark Corp	1,158	71,587

		$206,549

Internet — 0.60%
CDW Corp	449	17,996
F5 Networks Inc (a)	184	20,946

		$38,942

Lodging — 0.62%
Wyndham Worldwide Corp	571	40,672

Machinery — Diversified — 1.28%
Roper Technologies Inc	246	41,958
Wabtec Corp	587	41,225

		$83,183

Media — 2.21%
Comcast Corp, Class A	307	20,013
FactSet Research Systems Inc	393	63,438
Walt Disney Co/The	622	60,844

		$144,295

Miscellaneous Manufacture — 1.32%
3M Co	378	66,196
Illinois Tool Works Inc	189	19,686

		$85,882

Packaging & Containers — 0.64%
Sealed Air Corp	908	41,741

Pharmaceuticals — 4.79%
AbbVie Inc	760	47,052
Cardinal Health Inc	510	39,785
Express Scripts Holding Co (a)	842	63,823
Johnson & Johnson	566	68,656
McKesson Corp	382	71,300
Mead Johnson Nutrition Co	240	21,780

		$312,396

REITS — 3.35%
Boston Properties Inc	157	20,708
Federal Realty Investment Trust	280	46,354
Public Storage	240	61,342
Realty Income Corp	306	21,224
Simon Property Group Inc	219	47,501
Welltower Inc	280	21,328

		$218,457

Retail — 5.19%
CVS Health Corp	429	41,072
Dollar General Corp	240	22,560
Home Depot Inc/The	480	61,291
Lowe’s Cos Inc	617	48,848
McDonald’s Corp	353	42,480
O’Reilly Automotive Inc (a)	230	62,353
Starbucks Corp	714	40,784
Walgreens Boots Alliance Inc	224	18,653

		$338,041

Semiconductors — 1.87%
Linear Technology Corp	954	44,390

COMMON STOCKS (continued)	Shares Held	Value
Semiconductors (continued)
Skyworks Solutions Inc	893	$56,509
Texas Instruments Inc	336	21,050

		$121,949

Software — 5.45%
ANSYS Inc (a)	714	64,796
Broadridge Financial Solutions Inc	1,057	68,916
Citrix Systems Inc (a)	250	20,023
Fiserv Inc (a)	622	67,630
MSCI Inc	251	19,357
Paychex Inc	1,153	68,603
Red Hat Inc (a)	637	46,246

		$355,571

Telecommunications — 2.44%
AT&T Inc	1,123	48,525
Cisco Systems Inc	1,586	45,502
Verizon Communications Inc	1,168	65,221

		$159,248

Transportation — 3.35%
CH Robinson Worldwide Inc	596	44,253
Expeditors International of Washington Inc	1,295	63,507
JB Hunt Transport Services Inc	546	44,188
United Parcel Service Inc, Class B	617	66,463

		$218,411

Total Investments		$6,492,743
Other Assets and Liabilities — 0.40%		$26,359

TOTAL NET ASSETS — 100%		$6,519,102

(a)	Non-Income Producing

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	34.65%
Industrial	17.24%
Financial	13.63%
Technology	8.89%
Consumer, Cyclical	7.83%
Utilities	6.69%
Communications	6.21%
Basic Materials	4.46%
Other Assets and Liabilities	0.40%
TOTAL NET ASSETS	100.00%

See accompanying notes.	19

Schedule of Investments

Principal Shareholder Yield Index ETF

June 30, 2016

COMMON STOCKS — 99.23%	Shares Held	Value
Advertising — 1.46%
Interpublic Group of Cos Inc/The	1,380	$31,878
Omnicom Group Inc	714	58,184

		$90,062

Aerospace & Defense — 0.52%
Boeing Co/The	249	32,338

Airlines — 1.90%
Alaska Air Group Inc	399	23,258
Delta Air Lines Inc	1,153	42,004
Southwest Airlines Co	1,326	51,992

		$117,254

Apparel — 0.50%
Carter’s Inc	290	30,876

Auto Manufacturers — 0.91%
Ford Motor Co	4,446	55,886

Auto Parts & Equipment — 2.39%
Allison Transmission Holdings Inc	2,349	66,312
Dana Holding Corp	2,373	25,059
Lear Corp	548	55,765

		$147,136

Banks — 4.03%
Capital One Financial Corp	846	53,730
Fifth Third Bancorp	1,934	34,019
Goldman Sachs Group Inc/The	372	55,272
PacWest Bancorp	917	36,478
SunTrust Banks Inc	1,676	68,850

		$248,349

Biotechnology — 1.82%
Amgen Inc	390	59,338
Gilead Sciences Inc	637	53,139

		$112,477

Chemicals — 4.30%
Dow Chemical Co/The	1,144	56,868
Eastman Chemical Co	460	31,234
LyondellBasell Industries NV, Class A	693	51,573
Mosaic Co/The	2,087	54,638
PolyOne Corp	1,097	38,658
Sherwin-Williams Co/The	109	32,010

		$264,981

Commercial Services — 1.76%
ManpowerGroup Inc	718	46,196
Moody’s Corp	332	31,112
Western Union Co/The	1,616	30,995

		$108,303

Computers — 2.64%
Apple Inc	575	54,970
Computer Sciences Corp	1,024	50,842
International Business Machines Corp	225	34,150
Seagate Technology PLC	941	22,923

		$162,885

Distribution/Wholesale — 0.50%
WW Grainger Inc	136	30,906

Diversified Financial Services — 8.26%
American Express Co	531	32,264
Ameriprise Financial Inc	662	59,481
CIT Group Inc	990	31,591
Discover Financial Services	1,198	64,201
Invesco Ltd	2,080	53,123
Janus Capital Group Inc	2,283	31,779
MasterCard Inc, Class A	339	29,852
Navient Corp	5,136	61,375
T Rowe Price Group Inc	804	58,668
Waddell & Reed Financial Inc, Class A	2,375	40,898
WisdomTree Investments Inc	4,694	45,954

		$509,186

COMMON STOCKS (continued)	Shares Held	Value
Electric — 0.61%
AES Corp	3,012	$37,590

Electronics — 2.08%
Amphenol Corp, Class A	1,048	60,082
FEI Co	363	38,797
TE Connectivity Ltd	518	29,583

		$128,462

Engineering&Construction — 0.51%
Fluor Corp	641	31,588

Entertainment — 1.06%
Six Flags Entertainment Corp	580	33,611
Vail Resorts Inc	231	31,931

		$65,542

Food — 1.98%
Pilgrim’s Pride Corp	2,536	64,617
Tyson Foods Inc, Class A	859	57,373

		$121,990

Gas — 0.59%
UGI Corp	798	36,109

Hand/Machine Tools — 0.52%
Lincoln Electric Holdings Inc	541	31,962

Healthcare — Products — 0.53%
ResMed Inc	518	32,753

Healthcare — Services — 3.52%
Aetna Inc	512	62,531
Anthem Inc	425	55,820
HealthSouth Corp	838	32,531
UnitedHealth Group Inc	467	65,940

		$216,822

Household Products — 0.48%
Estee Lauder Cos Inc/The, Class A	323	29,399

Insurance — 8.80%
Allied World Assurance Co Holdings AG	911	32,012
Allstate Corp/The	465	32,527
American Financial Group Inc	829	61,288
CNO Financial Group Inc	3,191	55,715
Everest Re Group Ltd	298	54,436
First American Financial Corp	1,502	60,410
Hanover Insurance Group Inc/The	355	30,040
Lincoln National Corp	1,522	59,008
Prudential Financial Inc	446	31,818
Reinsurance Group of America Inc	617	59,843
Travelers Cos Inc/The	274	32,617
Unum Group	1,034	32,871

		$542,585

Iron & Steel — 1.14%
Reliance Steel & Aluminum Co	913	70,210

Leisure Products & Services — 0.95%
Harley-Davidson Inc	1,288	58,346

Lodging — 1.76%
Marriott International Inc, Class A	816	54,231
Wyndham Worldwide Corp	763	54,349

		$108,580

Machinery — Construction & Mining — 0.54%
Caterpillar Inc	436	33,053

Machinery — Diversified — 2.39%
AGCO Corp	596	28,089
Cummins Inc	570	64,091
Wabtec Corp	787	55,271

		$147,451

Media — 4.54%
Comcast Corp, Class A	511	33,312
Scripps Networks Interactive Inc, Class A	939	58,472
Time Warner Inc	446	32,799
Viacom Inc, Class A	1,341	62,249

See accompanying notes.	20

Schedule of Investments

Principal Shareholder Yield Index ETF

June 30, 2016

COMMON STOCKS (continued)	Shares Held	Value
Media (continued)
Viacom Inc, Class B	1,509	$62,578
Walt Disney Co/The	309	30,226

		$279,636

Miscellaneous Manufacture — 2.64%
3M Co	188	32,923
Carlisle Cos Inc	327	34,557
Eaton Corp PLC	520	31,060
Illinois Tool Works Inc	313	32,602
Parker-Hannifin Corp	291	31,442

		$162,584

Oil & Gas — 3.54%
Hess Corp	1,275	76,627
Tesoro Corp	689	51,620
Valero Energy Corp	925	47,175
Western Refining Inc	2,085	43,014

		$218,436

Oil & Gas Services — 2.54%
National Oilwell Varco Inc	1,900	63,935
Oceaneering International Inc	2,014	60,138
Schlumberger Ltd	411	32,502

		$156,575

Packaging & Containers — 1.27%
Packaging Corp of America	608	40,694
WestRock Co	968	37,626

		$78,320

Pharmaceuticals — 2.59%
AbbVie Inc	1,018	63,024
Cardinal Health Inc	361	28,162
Mead Johnson Nutrition Co	754	68,425

		$159,611

REITS — 4.39%
Apple Hospitality REIT Inc	1,553	29,212
Communications Sales & Leasing Inc	2,951	85,284
Host Hotels & Resorts Inc	3,633	58,891
LaSalle Hotel Properties	1,212	28,579
New Residential Investment Corp	2,521	34,891
Simon Property Group Inc	155	33,619

		$270,476

Retail — 11.85%
Brinker International Inc	1,117	50,857
Cracker Barrel Old Country Store Inc	375	64,301
CVS Health Corp	303	29,009
Dick’s Sporting Goods Inc	695	31,317
Dollar General Corp	397	37,318
Dunkin’ Brands Group Inc	633	27,612
GameStop Corp, Class A	1,804	47,950
Gap Inc/The	2,011	42,674
GNC Holdings Inc, Class A	1,953	47,438
Home Depot Inc/The	237	30,263
HSN Inc	1,047	51,230
Jack in the Box Inc	429	36,860
Lowe’s Cos Inc	437	34,597
Macy’s Inc	1,287	43,256
Nordstrom Inc	1,083	41,208
Papa John’s International Inc	956	65,008
Target Corp	709	49,502

		$730,400

Semiconductors — 2.33%
Lam Research Corp	402	33,792
NVIDIA Corp	941	44,236
Texas Instruments Inc	1,049	65,720

		$143,748

Shipbuilding — 1.16%
Huntington Ingalls Industries Inc	424	71,245

Software — 0.51%
Jack Henry & Associates Inc	359	31,330

COMMON STOCKS (continued)	Shares Held	Value
Telecommunications — 1.35%
Cisco Systems Inc	1,127	$32,334
Juniper Networks Inc	2,252	50,647

		$82,981

Transportation — 2.07%
CH Robinson Worldwide Inc	422	31,333
Expeditors International of Washington Inc	644	31,582
Landstar System Inc	939	64,472

		$127,387

Total Investments		$6,115,810
Other Assets and Liabilities — 0.77%		$47,313

TOTAL NET ASSETS — 100%		$6,163,123

Portfolio Summary (unaudited)
Sector	Percent
Financial	25.48%
Consumer, Cyclical	21.82%
Industrial	13.70%
Consumer, Non-cyclical	12.68%
Communications	7.35%
Energy	6.08%
Technology	5.48%
Basic Materials	5.44%
Utilities	1.20%
Other Assets and Liabilities	0.77%
TOTAL NET ASSETS	100.00%

See accompanying notes.	21

Financial Highlights

Principal Exchange-Traded Funds

Principal EDGE Active Income ETF

For a share outstanding for the period ended June 30:

2016 (a)
Net asset value, beginning of period	$40.00

Investment Operations:
Net investment income (loss) (b)	2.13
Net realized and change in unrealized loss	(1.39)

Total from investment operations	0.74

Dividends and Distributions to Shareholders from:
Net investment income	(1.62)

Total dividends and distributions to stockholders	(1.62)

Net asset value, end of period	$39.12

Total Return: (c)	2.13%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$265,013
Ratio of expenses to average net assets (d)(e)	0.85%
Ratio of gross expenses to average net assets (d)	1.34%
Ratio of net investment income (loss) to average net assets (d)	5.99%
Portfolio turnover rate (f)	34.3%

(a)	Period from July 8, 2015, date operations commenced, through June 30, 2016.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Includes reimbursements from the Manager.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.	22

Financial Highlights

Principal Exchange-Traded Funds

Principal Price Setters Index ETF

For a share outstanding for the period ended June 30:

2016 (a)
Net asset value, beginning of period	$25.00

Investment Operations:
Net investment income (loss) (b)	0.09
Net realized and change in unrealized gain (loss)	0.99

Total from investment operations	1.08

Net asset value, end of period	$26.08

Total Return: (c)	4.31%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$6,519
Ratio of expenses to average net assets (d)	0.40%
Ratio of net investment income (loss) to average net assets (d)	1.32%
Portfolio turnover rate (d)(e)	0.0%

(a)	Period from March 21, 2016, date operations commenced, through June 30, 2016.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.	23

Financial Highlights

Principal Exchange-Traded Funds

Principal Shareholder Yield Index ETF

For a share outstanding for the period ended June 30:

2016 (a)
Net asset value, beginning of period	$25.00

Investment Operations:
Net investment income (loss) (b)	0.18
Net realized and change in unrealized loss	(0.53)

Total from investment operations	(0.35)

Net asset value, end of period	$24.65

Total Return: (c)	(1.39)%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$6,163
Ratio of expenses to average net assets (d)	0.40%
Ratio of net investment income (loss) to average net assets (d)	2.73%
Portfolio turnover rate (d)(e)	7.1%

(a)	Period from March 21, 2016, date operations commenced, through June 30, 2016.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.	24

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Principal Exchange-Traded Funds

We have audited the accompanying statement of assets and liabilities including the schedule of investments, of Principal EDGE Active Income ETF, Principal Price Setters Index ETF, and Principal Shareholder Yield Index ETF (3 of the portfolios constituting Principal Exchange-Traded Funds, (collectively, the “Funds”)) as of June 30, 2016, and the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting the Principal Exchange-Traded Funds, at June 30, 2016, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, MN

August 19, 2016

Shareholder Expense Example

Principal Exchange-Traded Funds

June 30, 2016 (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including management fees; in the case of Principal EDGE Active Income ETF, other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2016 through June 30, 2016, except as footnoted in the table below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Principal EDGE Active Income ETF
Actual Fund Return	$1,000	$1,096.20	0.85%	$4.43
Hypothetical 5% Annual Return	$1,000	$1,020.64	0.85%	$4.27

Principal Price Setters Index ETF*
Actual Fund Return	$1,000	$1,043.10	0.40%	$1.13
Hypothetical 5% Annual Return	$1,000	$1,012.69	0.40%	$1.11

Principal Shareholder Yield Index ETF*
Actual Fund Return	$1,000	$986.10	0.40%	$1.10
Hypothetical 5% Annual Return	$1,000	$1,012.69	0.40%	$1.11

*	The Funds commenced operations on March 21, 2016. Expenses are equal to the Funds’ annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (101), then divided by the number of days in the year (366) to reflect the period.

Trustees and Officers

Under Delaware law, a Board of Trustees oversees the Trust. The Trustees have financial or other relevant experience and meet several times during the year to review contracts, Trust activities and the quality of services provided to the Trust. Each trustee also has the same position with Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. which are also sponsored by Principal Life Insurance Company. Each trustee holds office for an indefinite term or until reaching age 72. Trustees considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following Trustees are considered not to be “interested persons” as defined in the 1940 Act

Name, Position Held with the Trust, Year of Birth	Principal Occupation(s) During past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Elizabeth Ballantine Trustee since 2014 Member, Nominating and Governance Committee 1948	Principal, EBA Associates	123	Durango Herald, Inc; McClatchy Newspapers, Inc.

Leroy T. Barnes, Jr. Trustee since 2014 Member, Audit Committee 1951	Retired.	123	McClatchy Newspapers, Inc.; Herbalife Ltd.; Frontier Communications, Inc.

Craig Damos Trustee since 2014 Member, Audit Committee Member, 15(c) Committee 1954	President, The Damos Company	123	Hardin Construction Company

Mark A. Grimmett Trustee since 2014 Member, Nominating and Governance Committee Member, 15(c) Committee Member, Executive Committee 1960	Formerly, Executive Vice President and CFO, Merle Norman Cosmetics, Inc.	123	None

Fritz S. Hirsch Trustee since 2014 Member, Operations Committee Member, 15(c) Committee 1951	CEO, MAM USA	123	Focus Products Group

Tao Huang Trustee since 2014 Member, Operations Committee Member, 15(c) Committee 1962	Formerly, Chief Operating Officer, Morningstar, Inc.	123	Armstrong World Industries, Inc.

Drew E. Lawton Trustee since March 2016 Member, Nominating and Governance Committee 1959	Formerly, Senior Managing Director and CEO, New York Life Investment Management (New York Life Insurance Company)	123	None

Karen (“Karrie”) McMillan Trustee since 2014 Member, Operations Committee 1961	Managing Director, Patomak Global Partners, LLC. Formerly, General Counsel, Investment Company Institute	123	None

Name, Position Held with the Trust, Year of Birth	Principal Occupation(s) During past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Elizabeth A. Nickels Trustee since September 2015 Member, Audit Committee 1962	Formerly, Executive Director, Herman Miller Foundation; Formerly President, Herman Miller Healthcare	123	Charlotte Russe; Follet Corporation; Herman Miller, Inc.; PetSmart; SpartanNash; Spectrum Health Systems

Daniel Pavelich Trustee since 2014 Member, Audit Committee 1944	Retired.	123	None

The following Trustees are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Name, Position Held with the Trust, Year of Birth	Principal Occupation(s) During past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Michael J. Beer Trustee since 2013 President, Chief Executive Officer Member, Executive Committee 1961

Chief Executive Officer, Principal Funds Distributor, Inc. (“PFD”) since 2015

Director, PFD since 2015

Vice President/Mutual Funds and Broker Dealer, Principal Life Insurance Company (“PLIC”) (2001-2014)

Vice President/Chief Operating Officer, Principal Funds, PLIC (2014-2015)

Executive Director, Principal Funds & Trust, PLIC since 2015

Director, Principal Management Corporation, (the “Manager”) (2006-2015)

President & Chief Executive Officer, the Manager since 2015

Executive Vice President/Chief Operating Officer, the Manager (2008-2015)

Chair, the Manager since 2015

Director, Principal Securities, Inc. (“PSI”) (2005-2015)

President, PSI (2005-2015)

Director, Principal Shareholder Services (“PSS”) (2007-2015)

Chairman, PSS since 2015

President, PSS (2007-2015)

Executive Vice President, PSS since 2015

		123	None

Name, Position Held with the Trust, Year of Birth	Principal Occupation(s) During past 5 years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Nora M. Everett Trustee since 2013 Chair Member, Executive Committee 1959

Director, Edge Asset Management, Inc. (“Edge”) (2008-2011)

Director, Finisterre Capital LLP since 2011

Director, Origin Asset Management LLP since 2011

Chairman, Principal Financial Advisors, Inc. (“PFA”) (2010-2015)

Chairman, PFD (2011-2015)

Director, PFD (2008-2011)

Senior Vice President/Retirement and Investor Services, PLIC (2008-2015)

President/Retirement and Investor Services, PLIC since 2015

Chairman, the Manager (2011-2015)

President, the Manager (2008-2015)

Director, the Manager (2008-2011)

Director, PSI (2008-2011, and since 2015)

Chairman, PSI (2011-2015)

Chief Executive Officer, PSI (2009-2015)

Chairman, PSS (2011-2015)

Director, PSS (2008-2011)

		123	None

Correspondence intended for each Trustee who is other than an Interested Trustee may be sent to 655 9th Street, Des Moines, IA 50392.

The following table presents officers of the Trust.

Name, Position Held with the Trust, Address, and Year of Birth	Principal Occupation(s) During past 5 years
Randy L. Bergstrom Assistant Tax Counsel Des Moines, IA 50392 1955	Counsel, Principal Global Investors, LLC (“PGI”) Counsel, PLIC

Jennifer A. Block Assistant Counsel and Assistant Secretary Des Moines, IA 50392 1973	Counsel, PFD (2009-2013) Counsel, PLIC Counsel, the Manager (2009-2013, 2014-present) Counsel, PSI (2009-2013) Counsel, PSS (2009-2013)

Tracy Bollin Chief Financial Officer Des Moines, IA 50392 1970

Chief Financial Officer, PFA (2010-2015)

Senior Vice President, PFD since 2015

Chief Financial Officer, PFD since 2010

Senior Vice President, the Manager since 2015

Chief Financial Officer, the Manager (2010-2015)

Director, the Manager since 2015

Chief Financial Officer, PSI (2010-2015)

Director, PSS since 2015

President, PSS since 2015

Chief Financial Officer, PSS (2010-2015)

David J. Brown Chief Compliance Officer Des Moines, IA 50392 1960	Senior Vice President, PFD Chief Compliance Officer-Funds, PLIC since 2016 Vice President/Compliance, PLIC Senior Vice President, the Manager Senior Vice President, PSI Senior Vice President, PSS

Gina L. Graham Treasurer Des Moines, IA 50392 1965

Vice President/Treasurer, PFA since 2016

Vice President/Treasurer, PFD since 2016

Vice President/Treasurer, PGI since 2016

Vice President/Treasurer, PLIC since 2016

Vice President/Treasurer, the Manager since 2016

Vice President/Treasurer, Principal Real Estate Investors, LLC since 2016

Vice President/Treasurer, PSI since 2016

Vice President/Treasurer, PSS since 2016

Carolyn F. Kolks Assistant Tax Counsel Des Moines, IA 50392 1962	Counsel, PGI Counsel, PLIC

Layne A. Rasmussen Vice President and Controller Des Moines, IA 50392 1958	Vice President/Controller — Principal Funds, the Manager

Greg Reymann Assistant Counsel Des Moines, IA 50392 1958

Assistant General Counsel, PLIC since 2014

Assistant General Counsel, the Manager since 2015

VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset Management, Inc. (“TAM”) (2010-2012)

Assistant General Counsel, Transamerica Asset Management Group (2013-2014)

Vice President/CFTC Principal, TAM (2013-2014)

Teri R. Root Deputy Chief Compliance Officer Des Moines, IA 50392 1979	Vice President and Chief Compliance Officer, the Manager since 2015 Compliance Officer, the Manager (2010-2013) Vice President, PSS since 2015

Name, Position Held with the Trust, Address, and Year of Birth	Principal Occupation(s) During past 5 years
Britney L. Schnathorst Assistant Counsel Des Moines, IA 50392 1981	Counsel, PLIC since 2013 Prior thereto, Attorney in Private Practice

Adam U. Shaikh Assistant Counsel Des Moines, IA 50392 1972	Counsel, PFD (2006-2013) Counsel, PLIC Counsel, the Manager (2007-2013, 2014-present) Counsel, PSI (2007-2013) Counsel, PSS (2007-2013)

Dan Westholm Assistant Treasurer Des Moines, IA 50392 1966

Assistant Vice President/Treasury, PFA since 2013

Director — Treasury, PFA (2011-2013)

Assistant Vice President/Treasury, PFD since 2013

Director — Treasury, PFD (2011-2013)

Assistant Vice President/Treasury, PLIC since 2014

Director — Treasury, PLIC (2007-2014)

Director — Treasury, the Manager (2003-2013)

Assistant Vice President/Treasury, the Manager since 2013

Assistant Vice President/Treasury, PSI since 2013

Director — Treasury, PSI (2008-2009, 2011-2013)

Assistant Vice President/Treasury, PSS since 2013

Director — Treasury, PSS (2007-2013)

Beth Wilson Vice President and Secretary Des Moines, IA 50392 1956	Director and Secretary — Funds, PLIC Vice President, the Manager (2007-2013)

Clint Woods Vice President and Counsel Des Moines, IA 50392 1961

Vice President, Associate General Counsel, Governance Officer, and Assistant Corporate Secretary, PLIC since 2015

Assistant General Counsel, Assistant Corporate Secretary, and Governance Officer, PLIC (2013-2015)

Associate General Counsel, AEGON (2003-2012)

The 15(c) Committee assists the Board in performing the annual review of the Trust’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Trust and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Trust.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Trust for election to the Board. The committee also oversees the structure and efficiency of the Board of Trustees and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Trust, communications with the Trusts’ shareholders, and provides review and oversight of the Trusts’ operations.

Additional information about the Trust is available in the prospectuses dated November 1, 2015, and March 21, 2016, and the Statement of Additional Information dated November 1, 2015. These documents may be obtained free of charge by writing Principal Exchange-Traded Funds, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203 or telephoning 1-800-787-1621. The prospectuses may be viewed at www.PrincipalETFs.com.

PROXY VOTING POLICIES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-787-1621, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Trust files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Funds’ Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

Board Consideration of Investment Advisory Contracts

During the period covered by this report, the Board of Trustees of Principal Exchange-Traded Funds (“PETF”) approved: (1) an amended and restated subadvisory agreement with Principal Global Investors LLC (“PGI”) and an amended and restated management agreement with Principal Management Corporation (the “Manager”) related to the addition of the Principal Shareholder Yield Index ETF; (2) an amended and restated subadvisory agreement with PGI and an amended and restated management agreement with the Manager related to the addition of the Principal Price Setters Index ETF.

Principal Shareholder Yield Index ETF Advisory Agreements

On December 15, 2015, the Board met to consider, on behalf of the newly established Principal Shareholder Yield Index ETF (the “Fund”), the approval of: (1) an amended and restated management agreement (“Management Agreement”) between PETF, for the Fund, and the Manager and (2) an amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and PGI (the “Subadvisor”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager serves as the investment adviser to the existing PETF series, has had a long-term relationship with Principal Funds, Inc. (“PFI”) and Principal Variable Contracts Funds, Inc. (“PVC” and together with PETF and PFI, the “Principal Funds”), which are also overseen by the Board, and has demonstrated a commitment to support the Principal Funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2015 annual renewal of the management agreements for the Principal Funds, the Board had: (1) reviewed the services provided by the Manager to the other series of Principal Funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the Principal Funds; (3) noted that the Manager’s process emphasizes the selection of Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager for the Principal Funds and their respective series and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of the services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadvisor currently provides subadvisory services for other series of Principal Funds, and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2015 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadvisor to the Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the constructed historical one-year, three-year, five-year, ten-year and since inception (March 16, 2001) performance as of September 30, 2015 of the proprietary index that the Fund’s performance is intended to track, as compared to a relevant benchmark index and to a relevant Morningstar category. The Board concluded, based on the information provided, that the Subadvisor is well qualified.

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management and subadvisory fees. The Board noted that the Manager proposed a unitary management fee for the Fund, and considered the Manager’s statement that a unitary fee structure is consistent with the fee structures of a majority of other index exchange-traded funds. The Board also received information from the Manager, based on data supplied by Broadridge, comparing the proposed unitary management fee to the total expense ratios of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the subadvisory fee proposed to be paid to the Subadvisor, the Board noted that the Manager compensates the Subadvisor, an affiliated company, from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedule does not include breakpoints, the Subadvisor’s fee schedule is appropriate at currently anticipated asset levels. The Board considered the Subadvisor’s representation that it does not offer other clients a lower fee for comparable strategies and services and the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive.

In addition, in evaluating the management and subadvisory fees, the Board considered the Manager’s statement that the profitability for the Fund is forecasted to be negative in the first year. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadvisor. The Board noted that the Subadvisor did not intend to use soft dollars. The Board concluded that, on the basis of the information provided, the proposed management and subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Principal Price Setters Index ETF Advisory Agreements

On December 15, 2015, the Board met to consider, on behalf of the newly established Principal Price Setters Index ETF (the “Fund”), the approval of: (1) an amended and restated management agreement (“Management Agreement”) between PETF, for the Fund, and the Manager and (2) an amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and PGI (the “Subadvisor”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager serves as the investment adviser to the existing PETF series, has had a long-term relationship with Principal Funds, Inc. (“PFI”) and Principal Variable Contracts Funds, Inc. (“PVC” and together with PETF and PFI, the “Principal Funds”), which are also overseen by the Board, and has demonstrated a commitment to support the Principal Funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2015 annual renewal of the management agreements for the Principal Funds, the Board had: (1) reviewed the services provided by the Manager to the other series of Principal Funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the Principal Funds; (3) noted that the Manager’s process emphasizes the selection of Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager for the Principal Funds and their respective series and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of the services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadvisor currently provides subadvisory services for other series of Principal Funds, and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2015 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadvisor to the Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the constructed historical one-year, three-year, five-year, ten-year and since inception (March 16, 2001) performance as of September 30, 2015 of the proprietary index that the Fund’s performance is intended to track, as compared to a relevant benchmark index and to a relevant Morningstar category. The Board concluded, based on the information provided, that the Subadvisor is well qualified.

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management and subadvisory fees. The Board noted that the Manager proposed a unitary management fee for the Fund, and considered the Manager’s statement that a unitary fee structure is consistent with the fee structures of a majority of other index exchange-traded funds. The Board also received information from the Manager, based on data supplied by Broadridge, comparing the proposed unitary management fee to the total expense ratios of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the subadvisory fee proposed to be paid to the Subadvisor, the Board noted that the Manager compensates the Subadvisor, an affiliated company, from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedule does not include breakpoints, the Subadvisor’s fee schedule is appropriate at currently anticipated asset levels. The Board considered the Subadvisor’s representation that it does not offer other clients a lower fee for comparable strategies and services and the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive.

In addition, in evaluating the management and subadvisory fees, the Board considered the Manager’s statement that the profitability for the Fund is forecasted to be negative in the first year. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadvisor. The Board noted that the Subadvisor did not intend to use soft dollars. The Board concluded that, on the basis of the information provided, the proposed management and subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Federal Income Tax Information

Principal Exchange-Traded Funds

June 30, 2016 (unaudited)

Long Term Capital Gain Dividends. Certain of the Funds distributed long term capital gain dividends during the fiscal year ended June 30, 2016. Details of designated long term capital gain dividends for federal income tax purposes are shown in the notes to financial statements. To the extent necessary to distribute such capital gains, certain Funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

Dividend Received Deduction. For corporate shareholders, the percentages of ordinary income distributions (dividend income and short-term gains, if any) for the year ended June 30, 2016, that qualify for the dividend received deduction are as follows:

Deductible Percentage
Principal EDGE Active Income ETF	13.92%

Qualified Dividend Income. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentages of ordinary income distributions for the fiscal year ended June 30, 2016, taxed at a maximum rate of 15% are as follows:

Percentage
Principal EDGE Active Income ETF	18.56%

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. The information necessary to complete your income tax return will be provided separately.

Principal Financial Group ®, Des Moines, Iowa 50392-0001, www.PrincipaIETFs.com

ALPS Distributors, Inc. is the distributor of the Principal ETFs. ALPS Distributors, Inc. and the

Principal Funds are not affiliated.

ETF4AR-0 | © Principal Financial Group Services, Inc. | 08/2016 | t1608090201

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant’s Code of Ethics is attached as an Exhibit in response to Item 12(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant’s Board has determined that Daniel Pavelich, a member of the Registrant’s Audit Committee, is an “audit committee financial expert” and “independent,” as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

June 30, 2015 - N/A (first annual filing)

June 30, 2016 - $50,000

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant during the last fiscal year that are not included in response to item 4(a). Those services related to the review of Form N-1A. Ernst & Young has billed the following amounts for those services.

June 30, 2015 - N/A (first annual filing)

June 30, 2016 - $5,000

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this review, Ernst & Young reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

June 30, 2015 - N/A (first annual filing)

June 30, 2016 - $4,675

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy. The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds’ primary independent auditor. This policy is established by the Audit Committee (the “Committee”) of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Board of Trustees of Principal Exchange-Traded Funds (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.	The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

●	Services that are subject to audit procedure during a financial statement audit;
●	Services where the auditor would act on behalf of management;
●	Services where the auditor is an advocate to the client’s position in an adversarial proceeding;
●	Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
●	Financial information systems design and implementation;
●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
●	Actuarial services;
●	Internal audit functions or human resources;
●	Broker or dealer, investment advisor, or investment banking services;
●	Legal services and expert services unrelated to the audit;
●	Tax planning services related to listed, confidential and aggressive transactions;
●

Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;

●	Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.

2.

(A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service. The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting. The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor’s independence. The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality.

3.

The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Management Corporation or an affiliate of Principal Management Corporation that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4.

Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.

The Committee shall ensure that the lead and concurring partners of the Funds’ primary independent auditor are rotated at least every five years and subject upon rotation to a five year “time out” period. All other partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year “time out” period.

6.

Neither the Funds nor Principal Management Corporation may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or Principal Management Corporation proposes to hire or promote the Former Employee. Neither the Funds nor Principal Management Corporation shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or Principal Management Corporation during the 12 months preceding the date of filing of the Funds’ most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or Principal Management Corporation shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7.

For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.

The phrase “financial reporting oversight role” means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Board of the Fund on March 10, 2015).

(End of policy)

(e) (2) Pre-Approval Waivers. There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant’s last two fiscal years were as follows.

June 30, 2015 - N/A (first annual filing)

June 30, 2016 - $4,675

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the audit committee are Leroy Barnes, Craig Damos, Elizabeth Nickels and Daniel Pavelich,

(b) Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Exchange-Traded Funds

By	/s/ Michael J. Beer

Michael J. Beer, President and CEO

Date	8/12/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael J. Beer

Michael J. Beer, President and CEO

Date	8/12/2016

By	/s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date	8/12/2016